SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of depreciation rates for property and equipment
%

Computers, software and electronic equipment	33
Furniture and office equipment	7

Schedule of computation of basic and diluted losses per share
	Year ended December 31,
	2023	2022	2021

Numerator:
Net loss applicable to shareholders of ordinary shares	$(9,344)	$(8,792)	$(7,246)

Denominator:
Shares of Ordinary Share and restricted shares used in computing basic and diluted net loss per share (*)	1,308,920	1,081,755	999,562
Net loss per share of ordinary share, basic and diluted	$(7.14)	$(8.13)	$(7.25)

(*) All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c).